Other payable	12 Months Ended
Dec. 31, 2020
22. Other payable
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Other payable to related parties(1)	1,735	4,610
Accrued expenses	5,515	7,147
Other taxes payable(2)	1,984	2,359
Total	9,234	14,116

(1) See Note 26 of Notes to the Consolidated Financial Statements, Section 5. Reverse merger expenses and operating expenses payable to a related party, and Section 6. Funds provided by related parties for payments to certain loans payable for detailed disclosure.

(2) Other taxes payable include value-added taxes, urban construction and maintenance taxes, educational surcharge tax, local education surcharge tax, disability insurance tax, property tax and urban land use tax, which are all outstanding to the State Administration of Taxation since 2018.